UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-05723

Name of Fund:  BlackRock Emerging Markets Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 04/30/2013

Item 1 – Report to Stockholders

APRIL 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Emerging Markets Fund, Inc.

BlackRock Latin America Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	APRIL 30, 2013

Dear Shareholder

About this time one year ago, financial market activity was dominated by concerns about Europe’s debt crisis. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced its sovereign bond-buying program designed to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors became more concerned about the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although decisions relating to spending cuts and the debt ceiling were postponed, leaving lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction of yields).

However, bond markets regained strength in February (as yields once again dropped) when global economic momentum slowed and investors toned down their risk appetite. International stock markets weakened amid a resurgence of macro risk out of Europe. A stalemate presidential election in Italy was a reminder that political instability continued to plague the eurozone and a severe banking crisis in Cyprus underscored the fragility of the broader European banking system. In the United States, stocks continued to rise, but at a more moderate pace. Investors grew more cautious given uncertainty as to how long the central bank would continue its stimulus programs. How government spending cuts would impact the already slow economic recovery was another concern. But improving labor market data and rising home prices boosted sentiment in March, pushing major US stock indices to all-time highs. Investors scaled back their enthusiasm in April due to a series of disappointing economic reports. On the whole, US stocks have performed well thus far in 2013 as the US economy demonstrated enough resilience to allay fears of recession, but growth has remained slow enough to dissuade the US Federal Reserve from changing its stance.

Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment. For the 6- and 12-month periods ended April 30, 2013, US and international stocks and high yield bonds posted strong gains. Emerging market equities lagged the rally as the uneven pace of global growth raised doubts that developing economies could thrive in the near term. US Treasury yields were highly volatile over the past 12 months, although they continue to remain low from a historical perspective. US Treasury and investment-grade bonds generated modest returns in this environment, while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Market conditions have improved over the past couple of years, but investors still remain highly uncertain and many of the old ways of investing no longer work. That’s why the new world of investing calls for a new approach. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. Visit www.blackrockplan.com to learn more about how to take action.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	14.42%	16.89%
US small cap equities (Russell 2000® Index)	16.58	17.69
International equities (MSCI Europe, Australasia, Far East Index)	16.90	19.39
Emerging market equities (MSCI Emerging Markets Index)	5.29	3.97
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	1.52	5.07
US investment grade bonds (Barclays US Aggregate Bond Index)	0.90	3.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.01	5.74
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.26	13.95
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2013	BlackRock Emerging Markets Fund, Inc.

Investment Objective

BlackRock Emerging Markets Fund, Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2013, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

•	Stock selection drove the Fund’s outperformance relative to the benchmark index. The Fund’s position in Macau casino operator Sands China Ltd. was the largest individual contributor to performance during the period. Other holdings that delivered exceptional returns included Taiwanese information technology (“IT”) company Hermes Microvision, Inc. and Panamanian airline operator Copa Holdings SA.

•	Conversely, holdings that detracted from relative performance included Chinese mining company Jiangxi Copper Co. Ltd. and two Korean stocks, car manufacturer Kia Motors Corp. and pharmaceutical firm Celltrion, Inc., which were both sold during the period.

Describe recent portfolio activity.

•	During the six-month period, the Fund increased its overweight relative to the benchmark index in Brazilian equities. Within Brazil, the Fund increased exposure to its bank holding Itau Unibanco Holdings SA and added a new position in insurer BB Seguridade. Also during the period, the Fund reduced its holdings of exporters in South Korea due to exchange rate movements in the Korean won versus the Japanese yen.

Describe portfolio positioning at period end.

•	Relative to the MSCI Emerging Markets Index, the Fund ended the period with an overweight to the IT sector, with a focus on select IT companies with strong competitive positions. The Fund was also overweight in consumer staples and consumer discretionary stocks, particularly those with significant market share and attractive valuations. The Fund held an underweight to the energy sector given the impact of increasing supply from new sources, such as US shale development. The Fund also maintained sector underweights in telecommunication services and materials.

•	From a geographic perspective, the Fund was overweight in Brazil, which appears to be benefiting from increased infrastructure expenditure as the nation prepares to host the World Cup tournaments in 2014 and the Olympics in 2016. Indonesia was another country overweight given strong growth in domestic consumption and infrastructure investment. The Fund also continued to maintain an overweight to Thailand. The most significant country underweights included South Africa, where social unrest continues to be a headwind and economic activity has been slowing, and South Korea, where management has found more attractive domestic opportunities elsewhere. The Fund also remained underweight in Taiwan given concerns about weakening demand for the nation’s exports.

•	As of period end, emerging market equities broadly were trading at a discount to their historical valuations and were also priced attractively relative to global developed markets. Emerging markets offer a range of attractive opportunities in companies with potential for strong earnings growth at relatively low prices.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Samsung Electronics Co. Ltd	6%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	4
Itau Unibanco Holdings SA — ADR	4
Bank of China Ltd., Class H	3
Sberbank — ADR	2
Vale SA	2
AIA Group Ltd	2
Kasikornbank Public Co. Ltd. — NVDR	2
Cia de Concessoes Rodoviarias	2
Turkiye Garanti Bankasi AS	2

Geographic Allocation	Percent of Long-Term Investments

Brazil	19%
China	12
South Korea	8
Taiwan	8
Hong Kong	8
India	7
Russia	6
Mexico	5
Indonesia	5
Thailand	4
South Africa	3
United States	2
Turkey	2
Other[1]	11
[1]	Other includes a 1% holding or less in each of the following countries: Chile, Colombia, Hungary, Ireland, Italy, Malaysia, Netherlands, Panama, Peru, Philippines and Switzerland.

4	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Emerging Markets Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests in equity securities of issuers located in countries with developing capital markets.

[3]	This free float-adjusted market capitalization weighted index is designed to measure equity market performance of emerging markets.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.46%	5.22%	N/A	(0.02)%	N/A	15.49%	N/A
Investor A	7.25	4.88	(0.62)%	(0.34)	(1.41)%	15.15	14.54%
Investor B	6.67	3.71	(0.79)	(1.24)	(1.58)	14.42	14.42
Investor C	6.84	3.92	2.92	(1.17)	(1.17)	14.22	14.22
MSCI Emerging Markets Index	5.29	3.97	N/A	(0.33)	N/A	16.14	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,074.60	$6.53	$1,000.00	$1,018.50	$6.36	1.27%
Investor A	$1,000.00	$1,072.50	$8.17	$1,000.00	$1,016.91	$7.95	1.59%
Investor B	$1,000.00	$1,066.70	$13.63	$1,000.00	$1,011.60	$13.27	2.66%
Investor C	$1,000.00	$1,068.40	$12.56	$1,000.00	$1,012.65	$12.23	2.45%

[5]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2013	5

Fund Summary as of April 30, 2013	BlackRock Latin America Fund, Inc.

Investment Objective

BlackRock Latin America Fund Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing primarily in Latin American equity and debt securities.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2013, the Fund outperformed its benchmark, the MSCI Emerging Markets Latin America Index.

What factors influenced performance?

•	Relative to the benchmark index, stock selection in Brazil contributed to the Fund’s outperformance, as did an underweight to Colombian stocks. In Peru, both stock selection and an underweight to the country had a positive impact on returns. The Fund’s overweight to Panama boosted results, as did an underweight to Chile, although selection within Chilean stocks was a detractor.

•	Detracting from relative performance during the period was the Fund’s position in Canadian-listed Colombian oil company, Pacific Rubiales Energy Corp., which is not represented in the benchmark index. As mentioned above, stock selection in Chile had a negative impact, although this was more than offset by the benefits of maintaining underweight exposure to the country.

Describe recent portfolio activity.

•	During the six-month period, the Fund increased exposure to Brazil, especially within industries that rely more on the local economy such as retailers, fuel distributors and education companies. The Fund also increased its iron ore exposure in Brazil by adding to its position in Vale SA. The Fund’s weighting in Mexico decreased during the period. Portfolio activity in Mexico included reducing exposure to banks and telecommunications, while adding exposure to real estate investment trusts (“REITs”). In addition, the Fund reduced exposure to utilities in both Chile and Brazil.

Describe portfolio positioning at period end.

•	As of period end, the Fund continued to maintain its largest overweight in Brazil, with the most significant industry exposures in retailers, toll road operators, fuel distributors and iron ore. The Fund also maintained a preference for Brazilian banks versus banks in the rest of the region due to improving asset quality, reduced government pressure on credit spreads and the potential for a short-term pick up in corporate earnings resulting from the current monetary policy tightening cycle. The Fund continued to be underweight in Mexican equities given recent high valuations, although the reform agenda continues to elicit optimism. In Mexico, the Fund held a bias toward REITs, beverages and media names. The Fund continued to be underweight in countries in the Andean region given ongoing liquidity concerns and rich valuations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Vale SA, Preference ‘A’ Shares — ADR	7%
Banco Bradesco SA — ADR	6
Fomento Economico Mexicano SAB de CV — ADR	5
Itau Unibanco Holdings SA Preference Shares — ADR	5
Cia de Concessoes Rodoviarias	5
Grupo Televisa SA — ADR	4
BRF — Brasil Foods SA — ADR	4
Petroleo Brasileiro SA	3
BM&F Bovespa SA	3
America Movil, SAB de CV	3

Geographic Allocation	Percent of Long-Term Investments

Brazil	69%
Mexico	22
Chile	4
Colombia	2
Panama	2
Peru	1

6	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Latin America Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including Investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in Latin American securities.

[3]	This free float-adjusted market capitalization weighted index is designed to measure the equity market performance of emerging markets in Latin America.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.48%	1.76%	N/A	(1.43)%	N/A	21.36%	N/A
Investor A	7.35	1.54	(3.79)%	(1.69)	(2.75)%	21.05	20.39%
Investor B	6.86	0.59	(3.91)	(2.57)	(2.96)	20.25	20.25
Investor C	6.91	0.69	(0.31)	(2.49)	(2.49)	20.09	20.09
MSCI Emerging Markets Latin America Index	5.31	(0.92)	N/A	(1.57)	N/A	20.85	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,074.80	$6.74	$1,000.00	$1,018.30	$6.56	1.31%
Investor A	$1,000.00	$1,073.50	$8.02	$1,000.00	$1,017.06	$7.80	1.56%
Investor B	$1,000.00	$1,068.60	$12.82	$1,000.00	$1,012.40	$12.47	2.50%
Investor C	$1,000.00	$1,069.10	$12.26	$1,000.00	$1,012.94	$11.93	2.39%

[5]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2013	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•	Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain employer-sponsored retirement plans.

•	Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25%. In addition, these shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 5 and 7 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. In certain periods, the Funds’ investment advisor waived a portion of its fees. Without such waiver, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2012 and held through April 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	SEMI-ANNUAL REPORT	APRIL 30, 2013

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	9

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 18.4%
BB Seguridade Participacoes SA (a)	595,000	$5,070,474
BM&FBovespa SA	1,032,805	7,170,142
BR Malls Participacoes SA	433,972	5,151,486
BRF - Brasil Foods SA	234,375	5,798,607
Cia de Concessoes Rodoviarias	801,897	7,927,788
Cyrela Brazil Realty SA	355,795	3,232,964
Embraer SA	445,981	3,903,100
Itau Unibanco Holdings SA — ADR	978,324	16,465,193
Localiza Rent a Car SA	242,215	4,297,705
Mills Estruturas e Servicos de Engenharia SA	374,210	6,144,095
Natura Cosmeticos SA	194,881	4,935,459
Tim Participacoes SA — ADR	169,973	3,545,637
Vale SA	602,540	10,314,629

		83,957,279
Chile — 1.4%
Empresa Nacional de Telecomunicaciones SA	111,276	2,145,303
SACI Falabella	362,267	4,133,744

		6,279,047
China — 11.9%
Anhui Conch Cement Co. Ltd. Class H	1,328,500	4,823,192
Bank of China Ltd., Class H	29,567,200	13,853,242
China Mobile Ltd.	206,666	2,273,039
China Shenhua Energy Co. Ltd., Class H	1,001,954	3,552,792
CNOOC Ltd.	2,838,000	5,315,771
CNOOC Ltd. — ADR	20,335	3,809,559
Jiangxi Copper Co. Ltd., Class H	2,065,455	4,031,606
PetroChina Co. Ltd.	5,106,000	6,508,253
Tencent Holdings Ltd.	139,062	4,797,394
Want Want China Holdings Ltd.	3,417,000	5,428,267

		54,393,115
Colombia — 0.7%
Pacific Rubiales Energy Corp.	145,531	3,076,888
Hong Kong — 7.5%
AIA Group Ltd.	1,964,400	8,738,548
China Overseas Land & Investment Ltd.	2,546,000	7,773,603
Haier Electronics Group Co. Ltd. (a)	2,865,000	5,122,405
Kunlun Energy Co. Ltd.	2,500,000	4,899,426
Sands China Ltd.	1,470,400	7,731,306

		34,265,288
Hungary — 0.7%
Mol Hungarian Oil & Gas Plc	45,366	3,224,671
India — 6.7%
Dr Reddy’s Laboratories Ltd. — ADR	118,596	$4,492,417
Financial Technologies India Ltd.	201,464	3,022,240
ITC Ltd.	1,243,066	7,595,717
Tata Motors Ltd. — ADR	230,622	6,351,330
Titan Industries Ltd.	427,884	2,152,089
Yes Bank Ltd.	734,474	7,018,826

		30,632,619
Indonesia — 4.6%
Bank Mandiri Persero Tbk PT	6,842,500	7,402,414
Indocement Tunggal Prakarsa Tbk PT	2,716,000	7,390,351
Telekomunikasi Indonesia Tbk PT	5,205,084	6,270,996

		21,063,761
Ireland — 1.0%
Dragon Oil Plc	462,342	4,555,350
Italy — 1.1%
Prada SpA	559,400	5,051,166
Malaysia — 0.6%
Malayan Banking Bhd	866,100	2,739,961
Mexico — 5.5%
Alpek SA de CV	1,909,113	4,556,476
Fomento Economico Mexicano SAB de CV — ADR	56,432	6,398,825
Grupo Financiero Banorte SA de CV ‘O’	574,865	4,334,816
Grupo Televisa SA — ADR	199,807	5,059,113
Wal-Mart de Mexico SA de CV, Series V	1,416,169	4,506,623

		24,855,853
Netherlands — 0.8%
Yandex NV (a)	142,819	3,676,161
Panama — 1.0%
Copa Holdings SA, Class A	37,729	4,738,008
Peru — 1.1%
Credicorp Ltd.	31,753	4,781,684
Philippines — 0.7%
Philippine Long Distance Telephone Co.	43,910	3,245,325
Russia — 6.2%
Lukoil OAO — ADR	88,008	5,601,709
Magnit OJSC — GDR	107,439	5,490,167
Mail.ru Group Ltd. — GDR	161,541	4,361,607
Sberbank — ADR	800,611	10,333,262
Sistema JSFC — GDR	119,617	2,287,479

		28,074,224

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	MXN	Mexican New Peso
	BRL	Brazilian Real	NVDR	Non-voting Depository Receipts
	CLP	Chilean Peso	PCL	Public Company Limited
	GDR	Global Depositary Receipts	THB	Thai Baht
	HKD	Hong Kong Dollar	USD	US Dollar
	HUF	Hungarian Forint	ZAR	South African Rand
	INR	Indian Rupee

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa — 3.0%
The Foschini Group Ltd.	317,412	$4,073,155
Shoprite Holdings Ltd.	339,853	6,453,710
Standard Bank Group Ltd.	267,642	3,346,724

		13,873,589
South Korea — 7.8%
Hyundai Motor Co.	21,833	3,964,502
LG Household & Health Care Ltd.	11,599	6,522,361
Samsung Electronics Co. Ltd.	17,950	24,825,195

		35,312,058
Taiwan — 7.5%
Delta Electronics, Inc.	1,249,000	5,992,471
Hermes Microvision, Inc.	141,903	4,311,761
HON HAI Precision Industry Co. Ltd.	2,173,363	5,617,657
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	964,129	18,395,581

		34,317,470
Thailand — 4.2%
Advanced Info Service PCL	483,900	4,451,550
CP ALL Public Co. Ltd. — NVDR	300,700	451,161
Kasikornbank Public Co. Ltd. — NVDR	1,129,800	8,176,013
Siam Cement PCL — NVDR	364,800	5,948,419

		19,027,143
Turkey — 2.2%
Koza Altin Isletmeleri AS	116,315	2,333,045
Turkiye Garanti Bankasi AS	1,424,216	7,880,068

		10,213,113
United States — 2.4%
Cognizant Technology Solutions Corp., Class A (a)	99,879	6,472,159
United States (concluded)
First Cash Financial Services, Inc. (a)	82,458	$4,244,113

		10,716,272
Total Common Stocks — 97.0%		442,070,045

Participation Notes	Par (000)
Switzerland — 1.4%
UBS AG (Shinhan Financial Group Co., Ltd., due 2/22/16)	$189,414	6,550,921
Total Long-Term Investments (Cost — $376,613,935) — 98.4%		448,620,966

Short-Term Securities	Shares
Money Market Funds — 1.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	7,177,076	7,177,076

		Par (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co., 3.90%, 5/02/13	ZAR	553	61,605
Total Short-Term Securities (Cost — $7,238,681) — 1.6%			7,238,681
Total Investments (Cost — $383,852,616) — 100.0%			455,859,647
Other Assets Less Liabilities — 0.0%			12,668

Net Assets — 100.0%			$455,872,315

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,893,760	(5,716,684)	7,177,076	$9,402

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	10,115,000	USD	5,066,366	Brown Brothers Harriman & Co.	5/02/13	$(10,762)
INR	3,382,725	USD	63,044	Brown Brothers Harriman & Co.	5/02/13	(256)
INR	429,434	USD	8,003	Brown Brothers Harriman & Co.	5/02/13	(33)
USD	755,343	HKD	5,862,460	UBS AG	5/02/13	(114)
USD	249,270	HUF	57,842,644	Deutsche Bank AG	5/02/13	(5,248)
CLP	363,268,513	USD	769,311	Brown Brothers Harriman & Co.	5/03/13	2,042
USD	574,106	BRL	1,152,231	Brown Brothers Harriman & Co.	5/03/13	(1,793)
USD	20,367	BRL	40,847	Brown Brothers Harriman & Co.	5/03/13	(48)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	11

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Foreign currency exchange contracts as of April 30, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,755	BRL	11,507	Brown Brothers Harriman & Co.	5/03/13	$4
USD	22,891	BRL	45,770	Brown Brothers Harriman & Co.	5/03/13	14
USD	46,289	BRL	92,555	Brown Brothers Harriman & Co.	5/03/13	29
USD	46,289	BRL	92,555	Brown Brothers Harriman & Co.	5/03/13	29
USD	103,945	BRL	207,838	Brown Brothers Harriman & Co.	5/03/13	65
USD	181,974	BRL	363,857	Brown Brothers Harriman & Co.	5/03/13	114
USD	181,974	BRL	363,857	Brown Brothers Harriman & Co.	5/03/13	114
USD	698,311	HKD	5,419,588	Goldman Sachs Group, Inc.	5/03/13	(77)
USD	137,548	HUF	31,347,261	Citigroup, Inc.	5/03/13	(385)
USD	232,874	HUF	53,185,721	Goldman Sachs Group, Inc.	5/03/13	(1,152)
USD	72,813	THB	2,134,080	Brown Brothers Harriman & Co.	5/03/13	102
USD	851,239	THB	24,948,951	Brown Brothers Harriman & Co.	5/03/13	1,189
BRL	1,855,492	USD	927,746	Brown Brothers Harriman & Co.	5/06/13	(348)
USD	725,663	THB	21,330,152	Brown Brothers Harriman & Co.	5/07/13	(1,088)
Total						$(17,602)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$83,957,279	—	—	$83,957,279
Chile	6,279,047	—	—	6,279,047
China	3,809,559	$50,583,556	—	54,393,115
Colombia	3,076,888	—	—	3,076,888
Hong Kong	—	34,265,288	—	34,265,288
Hungary	—	3,224,671	—	3,224,671
India	13,865,987	16,766,632	—	30,632,619
Indonesia	—	21,063,761	—	21,063,761
Ireland	—	4,555,350	—	4,555,350
Italy	—	5,051,166	—	5,051,166
Malaysia	—	2,739,961	—	2,739,961
Mexico	24,855,853	—	—	24,855,853
Netherlands	3,676,161	—	—	3,676,161
Panama	4,738,008	—	—	4,738,008
Peru	4,781,684	—	—	4,781,684

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Long-Term Investments (concluded):
Common Stocks (concluded):
Philippines	—	$3,245,325	—	$3,245,325
Russia	$9,963,316	18,110,908	—	28,074,224
South Africa	—	13,873,589	—	13,873,589
South Korea	—	35,312,058	—	35,312,058
Taiwan	18,395,581	15,921,889	—	34,317,470
Thailand	4,451,550	14,575,593	—	19,027,143
Turkey	—	10,213,113	—	10,213,113
United States	10,716,272	—	—	10,716,272
Participation Notes	—	—	$6,550,921	6,550,921
Short-Term Securities	7,177,076	61,605	—	7,238,681

Total	$199,744,261	$249,564,465	$6,550,921	$455,859,647

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$3,702	—	$3,702
Liabilities:
Foreign currency exchange contracts	—	(21,304)	—	(21,304)

Total	—	$(17,602)	—	$(17,602)

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, foreign currency at value of $1,594,731 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2012	—	—
Transfers into Level 3[2]	—	—
Transfers out of Level 3[2]	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	$(21,015)	$(21,015)
Net change in unrealized appreciation/depreciation[3]	(682,062)	(682,062)
Purchases	7,475,544	7,475,544
Sales	(221,546)	(221,546)

Closing Balance, as of April 30, 2013	$6,550,921	$6,550,921

[2] Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]    Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held as of April 30, 2013 was $(682,062).

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	13

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 64.4%
Arezzo Industria e Comercio SA	12,000	$269,899
Autometal SA	325,000	3,411,221
Banco Bradesco SA — ADR	1,850,000	30,691,500
Banco do Brasil SA	575,000	7,222,167
BB Seguridade Participacoes SA (a)	1,300,000	11,078,346
BM&FBovespa SA	2,507,000	17,404,588
BR Malls Participacoes SA	668,000	7,929,526
BR Properties SA	564,000	6,286,243
BRF - Brasil Foods SA — ADR	834,000	20,708,220
BTG Pactual Participations Ltd.	164,000	2,723,838
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	239,000	13,235,637
Cia de Bebidas das Americas, Preference Shares — ADR	330,000	13,866,600
Cia de Concessoes Rodoviarias	2,530,000	25,012,320
Cia de Saneamento Basico do Estado de Sao Paulo (a)	138,000	1,941,622
Cia de Saneamento Basico do Estado de Sao Paulo — ADR (a)	289,500	4,139,850
Cosan Ltd., Class A	92,000	1,909,000
Cosan SA Industria e Comercio	330,000	7,834,562
Cyrela Brazil Realty SA Empreendimentos e Participacoes	338,000	3,071,268
EDP - Energias do Brasil SA	579,000	3,550,833
Embraer SA — ADR (a)	201,000	7,020,930
Estacio Participacoes SA	85,000	2,026,490
Even Construtora e Incorporadora SA	404,000	1,908,184
Gol Linhas Aereas Inteligentes SA — ADR (a)	253,000	1,563,540
Itau Unibanco Holdings SA, Preference Shares — ADR	1,527,000	25,699,410
Klabin SA, Preference Shares	505,000	3,437,761
Kroton Educacional SA	400,000	5,597,901
Localiza Rent a Car SA	158,000	2,803,449
Lojas Renner SA	14,000	533,550
LPS Brasil Consultoria de Imoveis SA	530,000	5,396,026
Marcopolo SA, Preference Shares	710,000	4,776,509
Natura Cosmeticos SA	307,000	7,774,929
Petroleo Brasileiro SA — ADR (a)	652,000	12,485,800
Petroleo Brasileiro SA — Sponsored ADR (a)	933,000	18,632,010
QGEP Participacoes SA	471,000	2,686,048
Qualicorp SA (a)	304,000	2,962,889
T4F Entretenimento SA (a)	426,000	1,809,821
Transmissora Alianca de Energia Eletrica SA	248,000	2,853,410
Ultrapar Participacoes SA	347,000	9,245,818
Ultrapar Participacoes SA — ADR	38,000	1,013,460
Vale SA — ADR (b)	579,000	9,895,110
Vale SA, Preference ‘A’ Shares — ADR	2,456,000	39,934,560

		352,344,845
Chile — 3.9%
Banco Santander Chile SA - ADR	182,000	4,848,480
Empresa Nacional de Telecomunicaciones SA	112,000	2,159,261
SACI Falabella	777,000	8,866,165
Sociedad Quimica y Minera de Chile SA — ADR	113,000	5,592,370

		21,466,276
Colombia — 1.9%
Pacific Rubiales Energy Corp.	479,000	10,127,252

Common Stocks		Shares	Value
Mexico — 21.9%
Alfa SAB de CV, Class A		3,364,000	$7,812,754
Alpek SA de CV		981,000	2,341,350
America Movil SAB de CV, Series L — ADR		800,000	17,104,000
Fibra Uno Administracion SA de CV		1,890,000	7,269,051
Fomento Economico Mexicano SAB de CV — ADR		249,000	28,234,110
Grupo Financiero Banorte SA de CV, Series O		1,388,000	10,466,327
Grupo Sanborns SA de CV (a)(b)		1,328,000	3,095,163
Grupo Televisa SA — ADR		920,000	23,294,400
Macquarie Mexico Real Estate Management SA de CV (a)		1,296,000	3,129,450
Mexichem SAB de CV		570,000	2,905,323
Wal-Mart de Mexico SA de CV, Series V		4,476,000	14,243,812

			119,895,740
Panama — 1.4%
Copa Holdings SA, Class A		62,000	7,785,960
Peru — 1.0%
Credicorp Ltd.		38,000	5,722,420
Spain — 0.4%
Cemex Latam Holdings SA (a)		344,000	2,412,600
Total Common Stocks – 94.9%			519,755,093

Corporate Bonds		Par (000)
Brazil — 0.5%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	976,079
11.30%, 10/15/18		1,510	693,689
Lupatech SA, 6.50%, 4/15/18 (c)		2,128	1,143,323
Total Corporate Bonds — 0.5%			2,813,091

Participation Notes
Brazil — 4.0%
Merrill Lynch International:
(Arezzo Industria e Comercio SA), due 4/30/14	USD	50	1,065,266
(Lojas Renner SA), due 4/04/14		40	1,518,180
Morgan Stanley BV:
(Arezzo Industria e Comercio SA), due 3/02/15		100	2,149,510
(BTG Pactual Participations Ltd.), due 6/06/14		75	1,280,858
(Consan SA Industria e Comercio), due 2/05/15		153	3,632,449
(Lojas Renner SA), due 7/22/13		33	1,333,748
(Lojas Renner SA), due 12/05/13		100	4,083,600
(Lojas Renner SA), due 2/25/14		50	2,049,155
(Natura Cosmetico SA), due 7/22/13		148	3,879,539
(Natura Cosmetico SA), due 10/29/14		27	699,567
Total Participation Notes – 4.0%			21,691,872

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Rights		Shares		Value
Brazil — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Expires 5/17/13) (a)		272		$817

Warrants (d)
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644		—
Total Long-Term Investments (Cost — $398,227,065) — 99.4%				544,260,873

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)		13,531,946		13,531,946
Short-Term Securities			Beneficial Interest (000)		Value
BlackRock Liquidity Series LLC, Money Market Series, 0.22% (e)(f)(g)	USD		12,000		$12,000,000
Total Short-Term Securities (Cost — $25,531,946) — 4.7%					25,531,946
Total Investments (Cost — $423,759,011) — 104.1%					569,792,819
Liabilities in Excess of Other Assets — (4.1)%					(22,392,078)

Net Assets — 100.0%					$547,400,741

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2012	Net Activity	Shares/Beneficial Interest Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,263,188	9,268,758	13,531,946	$2,323
BlackRock Liquidity Series, LLC, Money Market Series	$11,970,000	$30,000	$12,000,000	$23,332

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	15,965,550	USD	7,978,786	Brown Brothers Harriman & Co.	5/02/13	$997
USD	5,596	MXN	68,000	Citigroup, Inc.	5/02/13	(4)
BRL	3,305,020	USD	1,652,923	Brown Brothers Harriman & Co.	5/03/13	(1,033)
USD	658,145	BRL	1,315,962	Brown Brothers Harriman & Co.	5/03/13	411
Total						$371

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	15

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$352,344,845	—	—	$352,344,845
Chile	21,466,276	—	—	21,466,276
Colombia	10,127,252	—	—	10,127,252
Mexico	119,895,740	—	—	119,895,740
Panama	7,785,960	—	—	7,785,960
Peru	5,722,420	—	—	5,722,420
Spain	2,412,600	—	—	2,412,600
Corporate Bonds	—	—	$2,813,091	2,813,091
Participation Notes	—	$2,583,446	19,108,426	21,691,872
Rights	817	—	—	817
Short-Term Securities	13,531,946	12,000,000	—	25,531,946

Total	$533,287,856	$14,583,446	$21,921,517	$569,792,819

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,408	—	$1,408
Liabilities:
Foreign currency exchange contracts	—	(1,037)	—	(1,037)

Total	—	$371	—	$371

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$586,358	—	—	$586,358
Liabilities:
Collateral on securities loaned at value	—	$(12,000,000)	—	(12,000,000)

Total	$586,358	$(12,000,000)	—	$(11,413,642)

There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2012	$2,809,770	$13,139,589	$15,949,359
Transfers into Level 3[1]	—	—	—
Transfers out of Level 3[1]	—	—	—
Accrued discounts/premiums	1,060	—	1,060
Net realized gain (loss)	(13,761)	—	(13,761)
Net change in unrealized appreciation/depreciation[2]	87,612	350,505	438,117
Purchases	—	5,618,332	5,618,332
Sales	(71,590)	—	(71,590)

Closing Balance, as of April 30, 2013	$2,813,091	$19,108,426	$21,921,517

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held as of April 30, 2013 was $438,117.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	17

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Assets
Investments at value — unaffiliated[1,2]	$448,682,571	$544,260,873
Investments at value — affiliated[3]	7,177,076	25,531,946
Investments sold receivable	9,806,445	3,910,964
Dividends receivable	494,260	3,662,846
Foreign currency at value[4]	1,594,731	586,358
Capital shares sold receivable	1,242,299	367,405
Interest receivable	—	36,944
Unrealized appreciation on foreign currency exchange contracts	3,702	1,408
Securities lending income receivable — affiliated	—	3,712
Prepaid expenses	2,620	4,853

Total assets	469,003,704	578,367,309

Liabilities
Collateral on securities loaned at value	—	12,000,000
Investments purchased payable	11,293,625	16,349,342
Capital shares redeemed payable	978,792	1,362,461
Investment advisory fees payable	364,822	448,128
Service and distribution fees payable	128,036	146,967
Foreign capital gain tax payable	36,579	57,447
Unrealized depreciation on foreign currency exchange contracts	21,304	1,037
Other affiliates payable	1,938	4,342
Other accrued expenses payable	306,293	596,844

Total liabilities	13,131,389	30,966,568

Net Assets	$455,872,315	$547,400,741

Net Assets Consist of
Paid-in capital	$418,602,881	$461,144,567
Undistributed net investment income (loss)	(960,767)	724,036
Accumulated net realized loss	(33,766,921)	(60,395,386)
Net unrealized appreciation/depreciation	71,997,122	145,927,524

Net Assets	$455,872,315	$547,400,741

[1] Investments at cost — unaffiliated	$376,675,540	$398,227,065
[2] Securities on loan at value	—	$11,574,904
[3] Investments at cost — affiliated	$7,177,076	$25,531,946
[4] Foreign currency at cost	$1,591,339	$682,853

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Assets and Liabilities (concluded)

April 30, 2013 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Net Asset Value
Institutional:
Net assets	$141,296,469	$138,217,186

Shares outstanding, 100 million shares authorized	6,913,861	2,222,279

Net asset value	$20.44	$62.20

Par value	$0.10	$0.10

Investor A:
Net assets	$202,204,072	$300,801,825

Shares outstanding, 100 million shares authorized	10,243,313	4,909,721

Net asset value	$19.74	$61.27

Par value	$0.10	$0.10

Investor B:
Net assets	$1,837,003	$7,095,517

Shares outstanding, 100 million shares authorized	104,416	123,602

Net asset value	$17.59	$57.41

Par value	$0.10	$0.10

Investor C:
Net assets	$110,534,771	$101,286,213

Shares outstanding, 100 million shares authorized	6,490,441	1,804,889

Net asset value	$17.03	$56.12

Par value	$0.10	$0.10

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	19

Statements of Operations

Six Months Ended April 30, 2013 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Investment Income
Dividends — unaffiliated	$3,580,050	$9,111,860
Dividends — affiliated	9,402	2,323
Securities lending — affiliated	—	23,332
Foreign taxes withheld	(332,807)	(932,840)

Total income	3,256,645	8,204,675

Expenses
Investment advisory	2,207,421	2,779,506
Service — Investor A	235,845	392,275
Service and distribution — Investor B	10,535	38,649
Service and distribution — Investor C	531,084	536,996
Transfer agent — Institutional	90,779	119,238
Transfer agent — Investor A	179,875	288,122
Transfer agent — Investor B	5,408	14,416
Transfer agent — Investor C	160,993	143,527
Custodian	170,543	159,603
Accounting services	47,261	77,297
Professional	45,254	39,582
Registration	23,141	21,634
Printing	23,653	20,000
Officer and Directors	6,157	10,618
Miscellaneous	11,491	12,516

Total expenses	3,749,440	4,653,979
Less fees waived by Manager	(5,599)	(1,484)

Total expenses after fees waived	3,743,841	4,652,495

Net investment income (loss)	(487,196)	3,552,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	156,646	25,144,372
Foreign currency transactions	(136,445)	(171,000)

	20,201	24,973,372

Net change in unrealized appreciation/depreciation on:
Investments	29,591,165	10,218,632
Foreign currency translations	(10,707)	17,657

	29,580,458	10,236,289

Total realized and unrealized gain	29,600,659	35,209,661

Net Increase in Net Assets Resulting from Operations	$29,113,463	$38,761,841

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Changes in Net Assets

	BlackRock Emerging Markets Fund, Inc.		BlackRock Latin America Fund, Inc.
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income (loss)	$(487,196)	$4,339,687	$3,552,180	$7,879,333
Net realized gain (loss)	20,201	(15,383,056)	24,973,372	17,773,200
Net change in unrealized appreciation/depreciation	29,580,458	40,830,513	10,236,289	(68,159,086)

Net increase (decrease) in net assets resulting from operations	29,113,463	29,787,144	38,761,841	(42,506,553)

Dividends to Shareholders From
Net investment income:
Institutional	(1,775,605)	(655,387)[1]	(2,038,175)	(1,452,355)[1]
Investor A	(2,033,704)	(376,139)[1]	(4,509,297)	(1,922,455)[1]
Investor B	—	—	(34,979)	—
Investor C	(531,671)	(70,513)[1]	(626,313)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(4,340,980)	(1,102,039)	(7,208,764)	(3,374,810)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	34,769,376	(5,393,607)	(44,489,491)	(147,736,209)

Net Assets
Total increase (decrease) in net assets	59,541,859	23,291,498	(12,936,414)	(193,617,572)
Beginning of period	396,330,456	373,038,958	560,337,155	753,954,727

End of period	$455,872,315	$396,330,456	$547,400,741	$560,337,155

Undistributed (distributions in excess of) net investment income	$(960,767)	$3,867,409	$724,036	$4,380,620

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	21

Financial Highlights	BlackRock Emerging Markets Fund, Inc.

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period July 1, 2008 to October 31, 2008	Year Ended June 30, 2008
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$19.28		$18.23	$20.50	$17.01	$10.17	$22.45	$27.91

Net investment income[1]	0.02		0.29	0.27	0.13	0.14	0.07	0.12
Net realized and unrealized gain (loss)	1.41		0.85	(2.34)[2]	3.47 [2]	6.75 [2]	(10.34)[2]	1.28 [2]

Net increase (decrease) from investment operations	1.43		1.14	(2.07)	3.60	6.89	(10.27)	1.40

Dividends and distributions from:
Net investment income	(0.27)		(0.09)[3]	(0.20)[3]	(0.11)[3]	(0.05)[3]	(0.01)[3]	—
Net realized gain	—		—	—	—	—	(2.00)	(6.86)

Total dividends and distributions	(0.27)		(0.09)	(0.20)	(0.11)	(0.05)	(2.01)	(6.86)

Net asset value, end of period	$20.44		$19.28	$18.23	$20.50	$17.01	$10.17	$22.45

Total Investment Return[4]
Based on net asset value	7.46%	[5]	6.37%	(10.21)%	21.28%	68.14%	(48.15)% [5]	3.84%

Ratios to Average Net Assets
Total expenses	1.27%	[6]	1.33%	1.28%	1.33%	1.48%	1.56% [6]	1.40%

Total expenses after fees waived	1.27%	[6]	1.33%	1.28%	1.33%	1.48%	1.54% [6]	1.37%

Net investment income	0.20%	[6]	1.53%	1.39%	0.71%	1.10%	1.31% [6]	0.45%

Supplemental Data
Net assets, end of period (000)	$141,296		$116,883	$127,181	$123,007	$86,173	$42,803	$80,399

Portfolio turnover	35%		155%	138%	135%	191%	76%	163%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights (continued)	BlackRock Emerging Markets Fund, Inc.

	Investor A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period July 1, 2008 to October 31, 2008		Year Ended June 30, 2008
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$18.61		$17.60	$19.81	$16.45	$9.85	$21.80		$27.27

Net investment income[1]	0.01		0.22	0.18	0.07	0.10	0.05		0.04
Net realized and unrealized gain (loss)	1.34		0.83	(2.24)[2]	3.36 [2]	6.53 [2]	(10.02)[2]		1.25 [2]

Net increase (decrease) from investment operations	1.35		1.05	(2.06)	3.43	6.63	(9.97)		1.29

Dividends and distributions from:
Net investment income	(0.22)		(0.04)[3]	(0.15)[3]	(0.07)[3]	(0.03)[3]	—		—
Net realized gain	—		—	—	—	—	(1.98)		(6.76)

Total dividends and distributions	(0.22)		(0.04)	(0.15)	(0.07)	(0.03)	(1.98)		(6.76)

Net asset value, end of period	$19.74		$18.61	$17.60	$19.81	$16.45	$9.85		$21.80

Total Investment Return[4]
Based on net asset value	7.25%	[5]	6.02%	(10.48)%	20.93%	67.59%	(48.18)%	[5]	3.49%

Ratios to Average Net Assets
Total expenses	1.59%	[6]	1.67%	1.59%	1.65%	1.83%	1.87%	[6]	1.68%

Total expenses after fees waived	1.59%	[6]	1.67%	1.59%	1.65%	1.83%	1.85%	[6]	1.65%

Net investment income (loss)	(0.10)%	[6]	1.24%	0.93%	0.43%	0.80%	0.98%	[6]	0.16%

Supplemental Data
Net assets, end of period (000)	$202,204		$174,637	$155,017	$144,976	$111,850	$67,614		$145,781

Portfolio turnover	35%		155%	138%	135%	191%	76%		163%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	23

Financial Highlights (continued)	BlackRock Emerging Markets Fund, Inc.

	Investor B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,					Period July 1, 2008 to October 31, 2008		Year Ended June 30, 2008
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$16.49		$15.71	$17.70	$14.76	$8.89		$19.86		$25.20

Net investment income (loss)[1]	(0.11)		0.04	(0.00)[2]	(0.07)	(0.01)		0.01		(0.14)
Net realized and unrealized gain (loss)	1.21		0.74	(1.99)[3]	3.01	5.88	[3]	(8.98)[3]		1.18 [3]

Net increase (decrease) from investment operations	1.10		0.78	(1.99)	2.94	5.87		(8.97)		1.04

Distributions from net realized gain	—		—	—	—	—		(2.00)[4]		(6.38)[4]

Total dividends and distributions	—		—	—	—	—		(2.00)		(6.38)

Net asset value, end of period	$17.59		$16.49	$15.71	$17.70	$14.76		$8.89		$19.86

Total Investment Return[5]
Based on net asset value	6.67%	[6]	4.96%	(11.24)%	19.92%	66.03%		(48.33)%	[6]	2.70%

Ratios to Average Net Assets
Total expenses	2.66%	[7]	2.66%	2.45%	2.49%	2.71%		2.71%	[7]	2.47%

Total expenses after fees waived	2.66%	[7]	2.66%	2.45%	2.49%	2.71%		2.69%	[7]	2.44%

Net investment income (loss)	(1.27)%	[7]	0.25%	(0.02)%	(0.45)%	(0.08)%		0.13%	[7]	(0.60)%

Supplemental Data
Net assets, end of period (000)	$1,837		$2,251	$3,386	$4,677	$4,809		$3,487		$7,955

Portfolio turnover	35%		155%	138%	135%	191%		76%		163%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per shares.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Dividends and distributions are determined in accordance with federal income tax regulations.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights (concluded)	BlackRock Emerging Markets Fund, Inc.

	Investor C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,					Period July 1, 2008 to October 31, 2008		Year Ended June 30, 2008
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$16.02		$15.26	$17.23	$14.38	$8.65		$19.42		$24.91

Net investment income (loss)[1]	(0.08)		0.06	0.05	(0.06)	(0.01)		0.01		(0.14)
Net realized and unrealized gain (loss)	1.17		0.71	(1.98)[2]	2.92 [2]	5.74	[2]	(8.89)[2]		1.18 [2]

Net increase (decrease) from investment operations	1.09		0.77	(1.93)	2.86	5.73		(8.88)		1.04

Dividends and distributions from:
Net investment income	(0.08)		(0.01)[3]	(0.04)[3]	(0.01)[3]	—		—		—
Net realized gain	—		—	—	—	—		(1.89)[3]		(6.53)[3]

Total dividends and distributions	(0.08)		(0.01)	(0.04)	(0.01)	—		(1.89)		(6.53)

Net asset value, end of period	$17.03		$16.02	$15.26	$17.23	$14.38		$8.65		$19.42

Total Investment Return[4]
Based on net asset value	6.84%	[5]	5.07%	(11.21)%	19.90%	66.24%		(48.35)%	[5]	2.70%

Ratios to Average Net Assets
Total expenses	2.45%	[6]	2.56%	2.37%	2.49%	2.66%		2.69%	[6]	2.45%

Total expenses after fees waived	2.45%	[6]	2.56%	2.37%	2.49%	2.66%		2.67%	[6]	2.42%

Net investment income (loss)	(0.98)%	[6]	0.38%	0.30%	(0.38)%	(0.08)%		0.15%	[6]	(0.61)%

Supplemental Data
Net assets, end of period (000)	$110,535		$102,559	$87,455	$38,711	$26,347		$13,572		$31,948

Portfolio turnover	35%		155%	138%	135%	191%		76%		163%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	25

Financial Highlights	BlackRock Latin America Fund, Inc.

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period December 1, 2007 to October 31, 2008[1]	Year Ended November 30, 2007[1]
			2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$58.82		$62.80	$75.35	$58.63	$30.53	$78.57	$50.67

Net investment income[2]	0.53		0.94	1.31	0.85	0.64	0.61	0.50
Net realized and unrealized gain (loss)	3.85		(4.38)	(12.58)	16.82	27.45	(36.41)	28.10

Net increase (decrease) from investment operations	4.38		(3.44)	(11.27)	17.67	28.09	(35.80)	28.60

Dividends and distributions from:
Net investment income	(1.00)		(0.54)[3]	(1.28)[3]	(0.97)[3]	—	(0.80)[3]	(0.72)[3]
Net realized gain	—		—	—	—	—	(11.47)[3]	—

Total dividends and distributions	(1.00)		(0.54)	(1.28)	(0.97)	—	(12.27)	(0.72)

Redemption fee	—		—	—	0.02	0.01	0.03	0.02

Net asset value, end of period	$62.20		$58.82	$62.80	$75.35	$58.63	$30.53	$78.57

Total Investment Return[4]
Based on net asset value	7.48%	[5]	(5.43)%	(15.18)%	30.52%	92.04%	(53.70)% [5]	57.20% [6]

Ratios to Average Net Assets
Total expenses	1.31%	[7]	1.32%	1.26%	1.25%	1.35%	1.30% [7]	1.26%

Total expenses after fees waived	1.31%	[7]	1.32%	1.26%	1.25%	1.35%	1.30% [7]	1.26%

Net investment income	1.74%	[7]	1.55%	1.89%	1.31%	1.60%	1.04% [7]	0.87%

Supplemental Data
Net assets, end of period (000)	$138,217		$125,473	$175,554	$200,980	$114,101	$58,877	$128,094

Portfolio turnover	29%		50%	33%	64%	50%	61%	72%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.02%.

[7]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights (continued)	BlackRock Latin America Fund, Inc.

	Investor A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period December 1, 2007 to October 31, 2008[1]	Year Ended November 30, 2007[1]
			2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$57.90		$61.67	$74.07	$57.73	$30.15	$77.78	$50.17

Net investment income[2]	0.41		0.78	1.08	0.65	0.51	0.44	0.60
Net realized and unrealized gain (loss)	3.83		(4.25)	(12.37)	16.54	27.06	(35.97)	27.60

Net increase (decrease) from investment operations	4.24		(3.47)	(11.29)	17.19	27.57	(35.53)	28.20

Dividends and distributions from:
Net investment income	(0.87)		(0.30)[3]	(1.11)[3]	(0.88)[3]	—	(0.66)[3]	(0.61)[3]
Net realized gain	—		—	—	—	—	(11.47)[3]	—

Total dividends and distributions	(0.87)		(0.30)	(1.11)	(0.88)	—	(12.13)	(0.61)

Redemption fee	—		—	—	0.03	0.01	0.03	0.02

Net asset value, end of period	$61.27		$57.90	$61.67	$74.07	$57.73	$30.15	$77.78

Total Investment Return[4]
Based on net asset value	7.35%	[5]	(5.60)%	(15.44)%	30.15%	91.48%	(53.82)% [5]	56.85% [6]

Ratios to Average Net Assets
Total expenses	1.56%	[7]	1.53%	1.55%	1.53%	1.63%	1.55% [7]	1.51%

Total expenses after fees waived	1.56%	[7]	1.53%	1.55%	1.53%	1.63%	1.55% [7]	1.51%

Net investment income	1.37%	[7]	1.32%	1.57%	1.00%	1.26%	0.76% [7]	0.92%

Supplemental Data
Net assets, end of period (000)	$300,802		$315,531	$405,903	$616,664	$475,611	$176,711	$433,844

Portfolio turnover	29%		50%	33%	64%	50%	61%	72%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.02%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	27

Financial Highlights (continued)	BlackRock Latin America Fund, Inc.

	Investor B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period December 1, 2007 to October 31, 2008[1]	Year Ended November 30, 2007[1]
			2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$53.96		$57.68	$69.31	$54.12	$28.54	$74.38	$48.00

Net investment income (loss)[2]	0.11		0.24	0.46	0.12	0.15	(0.04)	0.05
Net realized and unrealized gain (loss)	3.59		(3.96)	(11.59)	15.50	25.42	(34.09)	26.52

Net increase (decrease) from investment operations	3.70		(3.72)	(11.13)	15.62	25.57	(34.13)	26.57

Dividends and distributions from:
Net investment income	(0.25)		—	(0.50)[3]	(0.45)[3]	—	(0.27)[3]	(0.21)[3]
Net realized gain	—		—	—	—	—	(11.47)[3]	—

Total dividends and distributions	(0.25)		—	(0.50)	(0.45)	—	(11.74)	(0.21)

Redemption fee	—		—	—	0.02	0.01	0.03	0.02

Net asset value, end of period	$57.41		$53.96	$57.68	$69.31	$54.12	$28.54	$74.38

Total Investment Return[4]
Based on net asset value	6.86%	[5]	(6.45)%	(16.16)%	29.06%	89.63%	(54.18)% [5]	55.61% [6]

Ratios to Average Net Assets
Total expenses	2.50%	[7]	2.41%	2.40%	2.37%	2.62%	2.39% [7]	2.32%

Total expenses after fees waived	2.50%	[7]	2.41%	2.40%	2.37%	2.62%	2.39% [7]	2.32%

Net investment income (loss)	0.40%	[7]	0.43%	0.71%	0.21%	0.40%	(0.08)% [7]	0.09%

Supplemental Data
Net assets, end of period (000)	$7,096		$7,989	$11,886	$18,660	$18,695	$11,794	$31,268

Portfolio turnover	29%		50%	33%	64%	50%	61%	72%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.02%.

[7]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights (concluded)	BlackRock Latin America Fund, Inc.

	Investor C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period December 1, 2007 to October 31, 2008[1]	Year Ended November 30, 2007[1]
			2012	2011	2010	2009[1]

Per Share Operating Performance
Net asset value, beginning of period	$52.79		$56.39	$67.92	$53.17	$28.01	$73.28	$47.40

Net investment income (loss)[2]	0.15		0.27	0.51	0.14	0.17	(0.01)	0.11
Net realized and unrealized gain (loss)	3.49		(3.87)	(11.35)	15.21	24.98	(33.46)	26.08

Net increase (decrease) from investment operations	3.64		(3.60)	(10.84)	15.35	25.15	(33.47)	26.19

Dividends and distributions from:
Net investment income	(0.31)		—	(0.69)[3]	(0.62)[3]	—	(0.36)[3]	(0.33)[3]
Net realized gain	—		—	—	—	—	(11.47)[3]	—

Total dividends and distributions	(0.31)		—	(0.69)	(0.62)	—	(11.83)	(0.33)

Redemption fee	—		—	—	0.02	0.01	0.03	0.02

Net asset value, end of period	$56.12		$52.79	$56.39	$67.92	$53.17	$28.01	$73.28

Total Investment Return[4]
Based on net asset value	6.91%	[5]	(6.38)%	(16.10)%	29.15%	89.82%	(54.16)% [5]	55.62% [6]

Ratios to Average Net Assets
Total expenses	2.39%	[7]	2.35%	2.33%	2.32%	2.49%	2.35% [7]	2.29%

Total expenses after fees waived	2.39%	[7]	2.35%	2.33%	2.32%	2.49%	2.35% [7]	2.29%

Net investment income (loss)	0.53%	[7]	0.49%	0.80%	0.24%	0.46%	(0.02)% [7]	0.17%

Supplemental Data
Net assets, end of period (000)	$101,286		$111,344	$160,612	$217,750	$151,046	$72,714	$164,742

Portfolio turnover	29%		50%	33%	64%	50%	61%	72%

[1]	Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.02%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	29

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Emerging Markets Fund, Inc. (formerly known as BlackRock Global Emerging Markets Fund, Inc.), (“Emerging Markets”) and BlackRock Latin America Fund, Inc. (“Latin America”) (collectively the “Funds” or individually a “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are classified as non-diversified. Each Fund is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of each Fund (each, a “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Funds value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Each Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset,

30	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements (continued)

if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Participation Notes: The Funds may invest in participation notes (“P-Notes”). P-Notes are promissory notes issued by banks or broker-dealers that are designed to offer the Funds a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow the Funds to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay to, or receive from, the Funds the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by the Funds as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Funds must rely on the creditworthiness of the issuer for their investment returns on the P-Notes and have no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by the Funds since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on

SEMI-ANNUAL REPORT	APRIL 30, 2013	31

Notes to Financial Statements (continued)

investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended April 30, 2013, any securities on loan were collateralized by cash.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations for each Fund’s US federal tax returns remains open for each of the four years ended October 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Basis of Consolidation:

Latin America

The Fund’s accompanying consolidated Financial Highlights for the year ended November 30, 2007 and for the two periods ended October 31, 2009 include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly owned subsidiary of the Fund. The subsidiary was created for regulatory purposes to invest in Chilean securities. Intercompany accounts and transactions have been eliminated. During the year ended October 31, 2009, Merrill Lynch Latin America Fund Chile Ltd. was dissolved.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses prorated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

32	SEMI-ANNUAL REPORT	APRIL 30. 2013

Notes to Financial Statements (continued)

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or economically hedge their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of April 30, 2013
	Asset Derivatives
		Emerging Markets	Latin America
	Statements of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$3,702	$1,408

	Liability Derivatives
		Emerging Markets	Latin America
	Statements of Assets And Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$21,304	$1,037
The Effect of Derivative Financial Instruments In the Statements of Operations Six Months Ended April 30, 2013
	Net Realized Gain (Loss) From
	Emerging Markets	Latin America
Foreign currency exchange contracts:
Foreign currency transactions	$(136,439)	$(171,000)

	Net Change in Unrealized Appreciation/Depreciation on
	Emerging Markets	Latin America
Foreign currency exchange contracts:
Foreign currency translations	$(10,713)	$17,657

For the six months ended April 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Emerging Markets	Latin America
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	13	6
Average number of contracts — US dollars sold	9	4
Average US dollar amounts purchased	$5,014,678	$335,991
Average US dollar amounts sold	$4,872,328	$8,913,665

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion — $3 Billion	0.94%
$3 Billion — $5 Billion	0.90%
$5 Billion — $10 Billion	0.87%
Greater than $10 Billion	0.85%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds.

SEMI-ANNUAL REPORT	APRIL 30, 2013	33

Notes to Financial Statements (continued)

However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in, fees waived by Manager in the Statements of Operations. For the six months ended April 30, 2013, the amounts waived were as follows:

Emerging Markets	$5,599
Latin America	$1,484

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”). BIM and BIL are both affiliates of the Manager. The Manager pays each sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Funds to the Manager.

For the six months ended April 30, 2013, each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Emerging Markets	$2,089
Latin America	$3,639

The Funds entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2013, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Emerging Markets	Latin America
Institutional	$647	$1,785
Investor A	$3,002	$9,753
Investor B	$181	$595
Investor C	$906	$3,492

For the six months ended April 30, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Emerging Markets	$27,414
Latin America	$13,689

For the six months ended April 30, 2013, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Emerging Markets	$9,362	$636	$5,188
Latin America	$1,804	$7,057	$4,588

The Funds received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and have retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invests cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities on loan at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Funds retain 65% of securities lending income and pay a fee to BIM equal to 35% of such income. The share of income earned by the Funds on the reinvestment of cash collateral is shown as securities lending — affiliated in the Statements of Operations. For the six months ended April 30, 2013, BIM received $12,564 in securities lending agent fees related to securities lending activities for the Funds.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer which is included in officer and directors in the Statements of Operations.

34	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements (continued)

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales
Emerging Markets	$194,179,251	$151,887,664
Latin America	$162,150,750	$210,986,856

During the year ended October 31, 2012, Latin America utilized $6,995,844 of its capital loss carryforward.

5. Income Tax Information:

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Emerging Markets	Latin America
Tax cost	$391,636,355	$451,665,530

Gross unrealized appreciation	81,723,085	156,435,418
Gross unrealized depreciation	(17,499,793)	(38,308,129)

Net unrealized appreciation	$64,223,292	$118,127,289

As of October 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	Emerging Markets	Latin America
2017	$11,598,286	$60,291,123
No expiration date[1]	14,880,122	—

Total	$26,478,408	$60,291,123

[1]	Must be utilized prior to losses subject to expiration.

6. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended April 30, 2013.

7. Concentration, Market and Credit Risk:

In the normal course of business, Emerging Markets and Latin America invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedules of Investments for concentrations in specific countries.

SEMI-ANNUAL REPORT	APRIL 30, 2013	35

Notes to Financial Statements (continued)

As of April 30, 2013, the Funds had the following industry classifications:

Emerging Markets
Industry	Percent of Long-Term Investments
Commercial Banks	19%
Semiconductors & Semiconductor Equipment	11
Oil, Gas & Consumable Fuels	9
Other[1]	61

Latin America
Industry	Percent of Long-Term Investments
Commercial Banks	16%
Oil, Gas & Consumable Fuels	10
Metals & Mining	9
Beverages	8
Food Products	6
Food & Staples Retailing	5
Media	5
Transportation Infrastructure	5
Other[1]	36

[1]	All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
Emerging Markets	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,639,792	$53,078,743	7,072,715	$132,053,424
Shares issued to shareholders in reinvestment of dividends and distributions	77,220	1,556,768	22,113	364,406
Shares redeemed	(1,865,460)	(37,820,394)	(8,009,137)	(156,758,283)

Net increase (decrease)	851,552	$16,815,117	(914,309)	$(24,340,453)

Investor A
Shares sold and automatic conversion of shares	1,813,598	$35,568,779	2,780,465	$50,377,456
Shares issued to shareholders in reinvestment of dividends and distributions	94,238	1,837,678	21,269	339,176
Shares redeemed	(1,050,337)	(20,479,791)	(2,226,121)	(40,490,696)

Net increase	857,499	$16,926,666	575,613	$10,225,936

Investor B
Shares sold	6,717	$117,631	25,273	$408,330
Shares redeemed and automatic conversion of shares	(38,852)	(678,025)	(104,256)	(1,672,103)

Net decrease	(32,135)	$(560,394)	(78,983)	$(1,263,773)

Investor C
Shares sold	825,463	$13,926,080	2,529,536	$39,102,370
Shares issued to shareholders in reinvestment of dividends and distributions	29,470	497,463	4,758	65,842
Shares redeemed	(764,871)	(12,835,556)	(1,864,861)	(29,183,529)

Net increase	90,062	$1,587,987	669,433	$9,984,683

Total Net Increase (Decrease)	1,766,978	$34,769,376	251,754	$(5,393,607)

36	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
Latin America	Shares	Amount	Shares	Amount
Institutional
Shares sold	570,525	$35,322,229	923,394	$57,836,919
Shares issued to shareholders in reinvestment of dividends and distributions	28,731	1,750,616	22,927	1,275,571
Shares redeemed	(510,143)	(31,108,160)	(1,608,780)	(98,060,968)

Net increase (decrease)	89,113	$5,964,685	(662,459)	$(38,948,478)

Investor A
Shares sold and automatic conversion of shares	427,866	$26,000,711	1,039,359	$63,673,220
Shares issued to shareholders in reinvestment of dividends and distributions	67,626	4,062,402	31,367	1,721,015
Shares redeemed	(1,035,456)	(62,382,136)	(2,202,430)	(131,281,751)

Net decrease	(539,964)	$(32,319,023)	(1,131,704)	$(65,887,516)

Investor B
Shares sold	108	$6,299	2,141	$118,286
Shares issued to shareholders in reinvestment of dividends and distributions	590	33,355	—	—
Shares redeemed and automatic conversion of shares	(25,150)	(1,425,272)	(60,135)	(3,370,740)

Net decrease	(24,452)	$(1,385,618)	(57,994)	$(3,252,454)

Investor C
Shares sold	69,161	$3,850,021	187,954	$10,524,845
Shares issued to shareholders in reinvestment of dividends and distributions	10,510	580,064	—	—
Shares redeemed	(383,913)	(21,179,620)	(926,885)	(50,172,606)

Net decrease	(304,242)	$(16,749,535)	(738,931)	$(39,647,761)

Total Net Decrease	(779,545)	$(44,489,491)	(2,591,088)	$(147,736,209)

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	37

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Investment Management, LLC

Princeton, NJ 08540

BlackRock International Limited

Edinburgh, Scotland

United Kingdom EH3 8JB

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

38	SEMI-ANNUAL REPORT	APRIL 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock Web site at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	APRIL 30, 2013	39

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	SEMI-ANNUAL REPORT	APRIL 30, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	APRIL 30, 2013	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	SEMI-ANNUAL REPORT	APRIL 30. 2013

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see each Fund’s prospectus for a description of risks associated with global investments.

EMLA-4/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: July 2, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: July 2, 2013

3